Condensed Consolidated Interim Statements of Cash Flows - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Net (loss) income	$ (268,647,357)	$ 82,159,155
Total duties, taxes and other	90,973,707	141,393,488
Depreciation and amortization of wells, pipelines, properties, plant and equipment	74,258,629	56,791,178
Amortization of intangible assets	176,074	196,096
Impairment of wells, pipelines, properties, plant and equipment	17,548,991	66,084,491
Capitalized unsuccessful wells	4,492,742	1,437,971
Unsuccessful wells from intangible assets	10,836,456	15,667,953
Loss from disposal of wells, pipelines, properties, plant and equipment	2,308,100	3,454,946
Depreciation of rights of use	2,915,676	2,385,577
Cancellation of leases	0	(122,679)
Unrealized foreign exchange loss of reserve for well abandonment	2,369,541	2,024,600
(Profit) sharing in associates, net	(265,216)	(151,969)
Unrealized foreign exchange loss (income)	120,285,924	(212,796,067)
Financing cost	71,100,482	74,780,817
Financing income	(10,194,451)	(8,224,531)
Funds from operating activities	118,159,298	225,081,026
Funds from operating activities
Profit-sharing duty and income tax paid	(46,370,908)	(111,964,235)
Derivative financial instruments	18,854,905	9,188,660
Customers and accounts receivable	63,624,066	22,639,795
Inventories	12,181,564	(4,946,859)
Accounts payable and accrued expenses	11,092,235	8,925,982
Suppliers	11,194,290	(27,102,713)
Provisions for sundry creditors	4,023,506	3,660,500
Employee benefits	28,437,611	29,971,712
Other taxes and duties	(85,551,012)	18,952,118
Net cash flows from operating activities	135,645,555	174,405,986
Investing activities
Interest collected	3,484,930	1,310,166
Other assets	2,681,881	10,418,302
Acquisition of wells, pipelines, properties, plant and equipment	(145,395,723)	(119,235,272)
Acquisition of intangible assets	(16,175,200)	(19,291,829)
Net cash flows (used in) investing activities	(155,404,112)	(126,798,633)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	145,000,000	17,700,000
Collections from the Mexican Government	10,732,626	27,901,421
Interest collected from the Mexican Government	2,764,716	4,547,770
Lease payments	(3,402,331)	(2,939,198)
Interest of lease paid	(924,286)	(1,036,176)
Loans obtained from financial institutions	536,422,333	431,659,853
Debt payments, principal only	(620,190,507)	(436,838,825)
Interest paid	(70,733,122)	(75,009,928)
Net cash flows (used in) financing activities	(330,571)	(34,015,083)
Net (decrease) increase in cash and cash equivalents	(20,089,128)	13,592,270
Effects of foreign exchange on cash balances	18,077,283	(13,891,581)
Cash and cash equivalents at the beginning of the year	68,747,376	64,414,511
Cash and cash equivalents at the end of the period (Note 9)	$ 66,735,531	$ 64,115,200